Intangible assets (Details 2) R$ in Millions	12 Months Ended
Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Total goodwill	R$ 1,942
Northeast Petrochemical Complex [Member]
IfrsStatementLineItems [Line Items]
Assets description	Assets corresponding to the chemical plants, primarily ethylene production, integrated with the second-generation assets dedicated to the production and sale of PE and PVC, located in the Northeast region of Brazil.
Country	Brazil
Total goodwill	R$ 476
South Petrochemical Complex [Member]
IfrsStatementLineItems [Line Items]
Assets description	Assets corresponding to the chemical plants, primarily ethylene and propylene production, integrated with the second-generation assets involved in the production and sale of PE and PP, located in the South region of Brazil.
Country	Brazil
Total goodwill	R$ 1,391
Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Assets description	Assets corresponding to the PE plant located in Mexico.
Country	Mexico
Wise Plasticos [Member]
IfrsStatementLineItems [Line Items]
Total goodwill	R$ 75